Equity (Details)	Aug. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 ₪ / shares shares	Aug. 31, 2021 ILS (₪) ₪ / shares	Feb. 28, 2021 USD ($) $ / shares	Feb. 28, 2021 ILS (₪)	Aug. 31, 2020 USD ($) $ / shares	Aug. 31, 2020 ILS (₪) ₪ / shares	Nov. 30, 2019 USD ($) $ / shares	Nov. 30, 2019 ILS (₪) ₪ / shares	Aug. 31, 2019 USD ($) $ / shares
Equity (Details) [Line Items]
Ordinary shares | shares		568,620
Dividend payables					₪ 2.16	$ 7,960,000		$ 7,079,000		$ 7,953,000
Dividend per share | (per share)		₪ 1	₪ 2.53			$ 0.52	₪ 1.77	$ 0.46	₪ 1,600	$ 0.52
Dividends payable, non-cash assets distributions	$ 11,932		₪ 38,694		₪ 33,036		₪ 27,071		₪ 24,471
Dividends paid, other shares per share	$ 0.78
Events After Reporting Period [Member]
Equity (Details) [Line Items]
Dividend payables | $				$ 10,155,000
Dividend per share				$ 0.66